UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street, 31st Floor
         Boston, MA  02110

13F File Number:  28-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christina Gaughran
Title:     Vice President
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

       /s/  Christina Gaughran     Boston, MA     February 8, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $436,128 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6    14088    11990 PRN      SOLE                        0        0        0
ALZA CORP                      SDCV 7/2         02261WAB5     9502    10370 PRN      SOLE                        0        0        0
AMGEN INC                      NOTE 0.125% 2/0  031162AN0    25853    28355 PRN      SOLE                        0        0        0
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    11538    12280 PRN      SOLE                        0        0        0
BRISTOL MYERS SQUIBB CO        DBCV 9/1         110122AN8    28906    28780 PRN      SOLE                        0        0        0
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1    11581     7515 PRN      SOLE                        0        0        0
CSX CORP                       DBCV 10/3        126408GA5     3916     2510 PRN      SOLE                        0        0        0
DISNEY WALT CO                 NOTE 2.125% 4/1  254687AU0    19073    16665 PRN      SOLE                        0        0        0
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6     6953     5370 PRN      SOLE                        0        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AK8    16922    12510 PRN      SOLE                        0        0        0
ERP OPER LTD PARTNERSHIP       NOTE 3.850% 8/1  26884AAV5    19154    19675 PRN      SOLE                        0        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733     2842   147650 SH       SOLE                        0        0        0
GENZYME CORP                   NOTE 1.250%12/0  372917AN4    13520    11720 PRN      SOLE                        0        0        0
INTEL CORP                     SDCV 2.950%12/1  458140AD2    15045    13930 PRN      SOLE                        0        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      208     2650 SH       SOLE                     2650        0        0
ISHARES TR                     RUSSELL 2000     464287655      411     5400 SH       SOLE                     4400        0     1000
LEHMAN BROS HLDGS INC          NOTE 1.000%11/1  524908MP2     5619     6365 PRN      SOLE                        0        0        0
LOCKHEED MARTIN CORP           DBCV 8/1         539830AP4    11828     8020 PRN      SOLE                        0        0        0
LOWES COS INC                  NOTE 10/1        548661CG0    10524    11693 PRN      SOLE                        0        0        0
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0    31167    29110 PRN      SOLE                        0        0        0
MERRILL LYNCH & CO INC         NOTE 3/1         590188W46    21629    19995 PRN      SOLE                        0        0        0
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1    19568    20790 PRN      SOLE                        0        0        0
NEXTEL COMMUNICATIONS INC      NOTE 5.250% 1/1  65332VAY9    13022    12840 PRN      SOLE                        0        0        0
SCHLUMBERGER LTD               DBCV 2.125% 6/0  806857AD0     7634     3090 PRN      SOLE                        0        0        0
SPDR TR                        UNIT SER 1       78462F103      241     1650 SH       SOLE                        0        0     1650
ST JUDE MED INC                DBCV 1.220%12/1  790849AD5     8305     8280 PRN      SOLE                        0        0        0
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    21555    20755 PRN      SOLE                        0        0        0
TRANSOCEAN SEDCO FOREX INC     NOTE 1.625%12/1  893830AU3     1085     1000 PRN      SOLE                        0        0        0
US BANCORP DEL                 DBCV 2/0         902973AT3    27734    27780 PRN      SOLE                        0        0        0
VORNADO RLTY TR                DBCV 2.850% 4/0  929042AC3     7363     8265 PRN      SOLE                        0        0        0
WEINGARTEN RLTY INVS           NOTE 3.950% 8/0  948741AF0     4706     4940 PRN      SOLE                        0        0        0
WELLS FARGO & CO NEW           DBCV 5/0         949746FA4    23691    23615 PRN      SOLE                        0        0        0
WYETH                          DBCV 1/1         983024AD2    20945    19430 PRN      SOLE                        0        0        0
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